Excess Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Contribution [Line Items]
Excess Contributions
8.
EXCESS CONTRIBUTIONS

Contributions received from participants for the year ended December 31, 2025 included approximately $164,000 of excess contributions (net of corresponding gains and losses) that were remitted during January 2026 through March 2026 to respective participants. The excess deferral contributions, originally deducted in the year ended December 31, 2025, were returned to comply with the participants’ applicable maximum annual contributions permitted under the Code. The amount is included in the Plan’s statement of net assets available for benefits as excess deferrals due to participants as of December 31, 2025.